Interest expense (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Interest Expense [Line Items]
Amortization of deferred financing costs	CAD 1,961	CAD 1,594	CAD 4,326
Interest on long term debt	10,022	12,133	21,973
Other interest (income) expense	(142)	102	(276)
Total interest expense, net	9,880	12,235	21,697
Capital lease obligations
Schedule of Interest Expense [Line Items]
Interest on long term debt	3,044	3,103	2,716
Credit Facility
Schedule of Interest Expense [Line Items]
Interest on long term debt	1,031	1,268	2,424
Corporate debentures | Series 1 Debentures
Schedule of Interest Expense [Line Items]
Interest on long term debt	CAD 3,986	CAD 6,168	CAD 12,507